ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2023
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of September 30,	As of March 31,
	2022	2023
Tenant deposits	5,184	21,432
Other tax payable	63,619	75,600
Interest payable	1,680	2,120
Accrued payroll and welfare	3,999	1,538
Others	7,167	3,180
	81,649	103,870